Summary of Accounting Principles (Collaborative Arrangements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Collaborators interests existing programs low end	2.00%
Collaborators interests existing programs high end	49.00%
Partner share individual program maximum	31.00%
Cost of Goods Sold [Member]
Collaborator Share Of Revenues Amount	$ 1,820	$ 1,295	$ 963
Collaborator Share Of Program Costs Amount	(127)	(97)	(88)
Cost of Services [Member]
Collaborator Share Of Revenues Amount	273	216	36
Research and Development Expense [Member]
Collaborator Share Of Program Costs Amount	(194)	(203)	(220)
Selling General and Administrative [Member]
Collaborator Share Of Program Costs Amount	$ (5)	$ (7)	$ (4)